CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 120,526	$ 243,415
Restricted cash	33,860	33,612
Accounts receivable (less allowances of $25,209 and $34,645 as of December 31, 2012 and 2013, respectively)	616,797	572,200
Deferred income taxes	17,623	10,152
Prepaid expenses and other	144,801	164,713
Total Current Assets	933,607	1,024,092
Property, Plant and Equipment:
Property, plant and equipment	4,631,067	4,443,323
Less-Accumulated depreciation	(2,052,807)	(1,965,596)
Property, Plant and Equipment, net	2,578,260	2,477,727
Other Assets, net:
Goodwill	2,463,352	2,334,759
Customer relationships and acquisition costs	605,484	456,120
Deferred financing costs	45,607	43,850
Other	26,695	21,791
Total Other Assets, net	3,141,138	2,856,520
Total Assets	6,653,005	6,358,339
Current Liabilities:
Current portion of long-term debt	52,583	92,887
Accounts payable	216,456	168,120
Accrued expenses	461,338	426,813
Deferred revenue	228,724	217,133
Total Current Liabilities	959,101	904,953
Long-term Debt, net of current portion	4,119,139	3,732,116
Other Long-term Liabilities	68,219	62,917
Deferred Rent	104,244	97,356
Deferred Income Taxes	344,468	398,549
Commitments and Contingencies (see Note 10)
Iron Mountain Incorporated Stockholders' Equity:
Preferred stock (par value $0.01; authorized 10,000,000 shares; none issued and outstanding)
Common stock (par value $0.01; authorized 400,000,000 shares; issued and outstanding 190,005,788 shares and 191,426,920 shares as of December 31, 2012 and 2013, respectively)	1,914	1,900
Additional paid-in capital	980,164	942,199
Retained earnings	73,920	185,558
Accumulated other comprehensive items, net	(8,660)	20,314
Total Iron Mountain Incorporated Stockholders' Equity	1,047,338	1,149,971
Noncontrolling Interests	10,496	12,477
Total Equity	1,057,834	1,162,448
Total Liabilities and Equity	$ 6,653,005	$ 6,358,339